Expense Example {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund - AMCIZ PRO-14 - Fidelity® Total International Equity Fund	Dec. 30, 2021 USD ($)
Fidelity Total International Equity Fund-Class A
Expense Example:
1 year	$ 700
3 years	1,014
5 years	1,360
10 years	2,334
Fidelity Total International Equity Fund-Class M
Expense Example:
1 year	502
3 years	870
5 years	1,272
10 years	2,393
Fidelity Total International Equity Fund-Class C
Expense Example:
1 year	308
3 years	703
5 years	1,238
10 years	2,501
Fidelity Total International Equity Fund - Class I
Expense Example:
1 year	107
3 years	372
5 years	664
10 years	1,498
Fidelity Total International Equity Fund-Class Z
Expense Example:
1 year	92
3 years	334
5 years	604
10 years	$ 1,378